NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2016
NET REVENUES [Abstract]
Schedule of Net Revenues

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Tuition fee	835,275	1,174,596	1,545,680
Certification service fee	18,038	27,466	35,980
Loan referral service fee	-	-	8,750
Others	2,873	1,136	1,875
Business taxes and surcharges	(19,245)	(25,190)	(12,681)

Total net revenues	836,941	1,178,008	1,579,604